UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
             TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER



Report for the Calendar Year or Quarter Ended: September 30, 2002


Name and Business Address of Institutional Investment Manager:

FEDERAL HOME LOAN MORTGAGE CORPORATION
8200 JONES BRANCH DRIVE
MCLEAN  VA  22102


Name, Title and Phone Number of Person Duly Authorized to Submit this Report:

VAUGHN A. CLARKE
EXECUTIVE VICE PRESIDENT AND CHIEF FINANCIAL OFFICER
703-903-3500


      The institutional investment manager submitting this Form and its attachment and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of McLean and State of Virginia as of the 25th day of November 2002.

                        FEDERAL HOME LOAN MORTGAGE CORPORATION

                        By: /s/ Vaughn A. Clarke
                            -------------------------------------------
                            Vaughn A. Clarke
                            Executive Vice President and Chief Financial Officer

FEDERAL HOME LOAN MORTGAGE CORPORATION      Form 13F    As of September 30, 2002


                                                                          Fair Market                    Investment       Voting
Name of Issuer                    Title of Class            CUSIP        Value (x$1000)       Shares     Discretion      Authority
--------------                    --------------            -----        --------------       ------     ----------      ---------
Blackrock Strategic Term Trust         Com                09247P108         $39,649         3,996,900       sole            sole